Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments
Total short-term investments, amortized cost	$ 308,064,000	$ 323,353,000
Total short-term investments, fair value	313,379,000	323,256,000
Estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security
Due within one year	2,587,000
Due after one year through three years	52,411,000
Due after three years	60,721,000
Total fixed rate securities	115,719,000
Available-for-sale securities
Investments
Amortized Cost	297,556,000	297,916,000
Fair Value	282,829,000	297,443,000
Money market funds
Investments
Amortized Cost	126,537,000	139,420,000
Fair Value	126,537,000	139,420,000
Money market funds | Denominated in Euros
Investments
Fair Value	6,437,000	25,755,000
Money market funds | Denominated in British pounds
Investments
Fair Value	2,620,000
Money market funds | Denominated in Canadian dollars
Investments
Fair Value	2,441,000
Corporate bonds
Investments
Amortized Cost	67,275,000	88,589,000
Fair Value	69,214,000	89,146,000
U.S. Government agency securities
Investments
Amortized Cost	23,647,000	9,720,000
Fair Value	23,775,000	9,757,000
Emerging markets debt mutual fund
Investments
Amortized Cost	17,693,000	17,693,000
Fair Value	18,734,000	16,399,000
U.S. Treasury securities
Investments
Amortized Cost	17,165,000	4,848,000
Fair Value	17,169,000	4,905,000
Collateralized mortgage obligations
Investments
Amortized Cost	15,059,000	14,915,000
Fair Value	15,162,000	15,011,000
Asset backed debt securities
Investments
Amortized Cost	12,180,000	3,533,000
Fair Value	12,238,000	3,533,000
Fixed rate municipal notes and bonds
Investments
Amortized Cost		17,718,000
Fair Value		17,788,000
Other
Investments
Amortized Cost		1,480,000
Fair Value		1,484,000
Trading securities
Investments
Unrealized gains related to trading securities	2,042,000	376,000
High yield trading debt securities
Investments
Amortized Cost	21,839,000	20,155,000
Fair Value	23,406,000	20,750,000
Emerging markets trading debt mutual fund
Investments
Amortized Cost	3,046,000	2,620,000
Fair Value	3,237,000	2,487,000
Emerging markets trading debt securities
Investments
Amortized Cost	2,361,000	2,444,000
Fair Value	2,600,000	2,355,000
Other trading investments
Investments
Amortized Cost	1,262,000	218,000
Fair Value	$ 1,307,000	$ 221,000